SHAREHOLDERS' EQUITY (Schedule of Warrants and Warrants Units Outstanding) (Details) - $ / shares		12 Months Ended
		Dec. 31, 2022	Jul. 22, 2021	Dec. 31, 2019	Aug. 31, 2019
Class of Warrant or Right [Line Items]
Number of warrants		3,950,217	419,673
Exercise price		$ 5.06		$ 100	$ 100
August 2019 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Aug. 22, 2019
Number of warrants		205,268
Exercise price	[1]	$ 6.72
Exercisable through		Aug. 22, 2024
December 2019 warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Dec. 09, 2019
Number of warrants		148,106
Exercise price	[1]	$ 6.72
Exercisable through		Dec. 08, 2024
Warrants to underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Sep. 03, 2020
Number of warrants		125,000
Exercise price		$ 10
Exercisable through		Sep. 01, 2025
Warrants To Underwriters [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Oct. 05, 2020
Number of warrants		375,000
Exercise price		$ 8.8
Exercisable through		Sep. 03, 2025
IPO warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Sep. 03, 2020
Number of warrants		2,812,170
Exercise price		$ 8.8
Exercisable through		Sep. 03, 2025
PIPE warrants [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Mar. 11, 2021
Number of warrants		232,500
Exercise price		$ 4.6
Exercisable through		Sep. 10, 2026
Warrants to PIPE placement agent [Member]
Class of Warrant or Right [Line Items]
Issuance Date		Mar. 11, 2021
Number of warrants		52,173
Exercise price		$ 5.06
Exercisable through		Mar. 08, 2026

[1]	Each warrant is exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $8.80.